Other payables and accrued liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Other payables and accrued liabilities
Contract deposit	$ 324,844,088	$ 362,269,545
Accrued expenses	94,297,276	53,680,543
Debt extinguishment costs	0	404,042
Deed tax and maintenance fund withheld for customers	28,848,564	35,913,618
Bidding deposit	3,947,876	4,504,908
Welfare payable	1,620,508	1,583,453
Other tax payable	18,620,109	32,595,593
Accrued aircraft operating expense	332,339	1,599,639
Accrued interest expense	32,363,632	20,935,671
Purchase consideration payable for asset acquisitions and business combinations	39,169,122	38,624,175
Others	11,133,179	43,365,254
Total	$ 555,176,693	$ 595,476,441